Note 3 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2025	2024
Revenues

FirstService Residential	$2,286,597	$2,134,469
FirstService Brands company-owned operations	2,973,944	2,857,489
FirstService Brands franchisor	226,883	216,558
FirstService Brands franchise fee	10,076	8,378